Note 5 - Goodwill and Intangible Assets (Details) - Carrying Value of Indefinite-Lived Intangible Assets Other Than Goodwill (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Predecessor [Member]
Indefinite-lived Intangible Assets [Line Items]
Tradenames	$ 73,400	$ 73,400	$ 73,400	$ 58,417